Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Schedule of Stock Option Activity

A summary of the status of the Plans as of December 31, 2013,  2012 and 2011, and changes during the years ending on those dates is presented below:

	2013		2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	97,792	$19.04	90,474	$18.85	92,953	$18.83
Granted	21,800	17.65	19,150	18.00	16,050	17.75
Exercised	-	-	(7,207)	14.47	(1,890)	14.37
Forfeited	(35,662)	19.45	(4,625)	17.89	(16,639)	18.20
Outstanding at end of year	83,930	$18.50	97,792	$19.04	90,474	$18.85

Options exercisable at year-end	43,079		68,361		67,685
Weighted-average fair value of
of options granted
during the year		$1.75		$1.98		$1.91
Intrinsic value of options
exercised during the year		$-		$24,444		$7,070
Intrinsic value of options
outstanding and exercisable at
December 31, 2013		$5,309

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2013:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/15/2004	20.25	1,248	0.88	1,248
10/18/2005	24.00	2,662	1.46	2,662
10/17/2006	21.00	3,195	2.03	3,195
10/16/2007	20.05	5,623	3.20	5,623
10/21/2008	21.10	7,289	4.19	7,289
10/20/2009	17.22	11,213	5.15	10,211
9/20/2011	17.75	13,850	7.72	7,900
3/20/2012	18.00	17,050	8.22	4,951
2/19/2013	17.65	21,800	9.14	-
		83,930		43,079

Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement’s plan assets at fair value as of December 31, 2013 and December 31, 2012 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $703,000 and $738,000, at December 31, 2013 and 2012, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2013	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$739	$-	$739	$-
Corporate bonds and notes	2,987	-	2,987	-
Mutual funds
Value funds	2,120	2,120	-	-
Blend funds	1,522	1,522	-	-
Growth funds	1,867	1,867	-	-
Common stocks	4	4	-	-
Money market funds	172	172	-	-
	$9,411	$5,685	$3,726	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2012	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$199	$-	$199	$-
Corporate bonds and notes	3,017	-	3,017	-
Mutual funds
Value funds	1,379	1,379	-	-
Blend funds	1,220	1,220	-	-
Growth funds	1,932	1,932	-	-
Common stocks	3	3	-	-
Money market funds	590	590	-	-
	$8,340	$5,124	$3,216	$-

Schedule of Net Funded Status

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2013	2012
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,022	$10,438
Service cost	-	222
Interest cost	395	451
Change in assumptions	(962)	681
Curtailment adjustment	-	(1,393)
Actuarial loss	91	49
Benefits paid	(438)	(426)
PBO at end of year	$9,108	$10,022

Change in plan assets
Fair value of plan assets at beginning of year	$9,078	$8,625
Actual return on plan assets, net of expenses	1,474	879
Benefits paid	(438)	(426)
Fair value of plan assets at end of year	$10,114	$9,078

Funded status, included in other assets (liabilities)	$1,006	$(944)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(1,377)	$(3,362)
Unrecognized net transition asset	1	1
	$(1,376)	$(3,361)

Accumulated benefit obligation	$9,108	$10,022

Components of Net Periodic Pension Cost

Pension expense included the following components for the years ended December 31 (in thousands):

	2013	2012	2011

Service cost during the year	$-	$222	$192
Interest cost on projected benefit obligation	395	451	479
Expected return on plan assets	(561)	(591)	(631)
Net accretion (amortization)	(1)	56	(2)
Recognized net actuarial loss	203	296	152
Net periodic benefit cost	36	434	190

Net loss (gain)	(1,782)	(952)	1,990
Amortization of net loss	(203)	(296)	(152)
Net amortization (accretion)	1	(56)	2
Total recognized in other comprehensive loss (income)	$(1,984)	$(1,304)	$1,840

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(1,948)	$(870)	$2,030

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2013	2012	2011
Discount rate	4.75%	4.00%	4.40%
Rate of compensation increase	N/A	N/A	3.00

Assumptions used to determine the net periodic benefit cost were:

	2013	2012	2011
Discount rate	4.00%	4.40%	5.50%
Expected long-term return on plan assets	6.35	7.00	7.00
Rate of compensation increase	N/A	3.00	3.00

Schedule of Expected Benefit Payments	Future expected benefit payments (in thousands):

	2014	2015	2016	2017	2018	2019-2023

Estimated future benefit payments	$450	$444	$447	$463	$510	$2,633